Basic and Diluted Income (Loss) per Common Share - Summary of Securities Excluded From Calculation of Weighted Average Common Shares Outstanding (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock (in shares)	0	12,043,108	0	12,043,108	12,043,108	12,043,108	12,043,108
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock (in shares)	0	6,120,050	0	6,120,050	6,120,050	6,120,050	6,120,050
Warrant To Purchase Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock (in shares)	0	84,360	0	84,360	84,360	84,360	84,360
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock (in shares)	7,383,928	6,699,048	7,383,928	6,699,048	6,784,448	4,589,988	3,886,408
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock (in shares)	42,925	0	42,925	0